Overview of consolidation scope (Details)	12 Months Ended
Dec. 31, 2020 subsidiary
Netherlands
Overview of consolidation scope
Participation ( as a percent)	100.00%
ARGENX BVBA | Belgium
Overview of consolidation scope
Number of subsidiaries	2
Participation ( as a percent)	100.00%
ARGENX US INC | United States
Overview of consolidation scope
Number of subsidiaries	3
Participation ( as a percent)	100.00%
ARGENX JAPAN KK | Japan
Overview of consolidation scope
Participation ( as a percent)	100.00%
IIP BV | Belgium
Overview of consolidation scope
Participation ( as a percent)	100.00%
Argenx Switzerland, SA | Switzerland
Overview of consolidation scope
Participation ( as a percent)	100.00%